Shenkman Capital Short Duration High Income Fund
Schedule of Investments
December 31, 2023 (Unaudited)
	Principal	Fair
	Amount	Value
CORPORATE BONDS - 82.38% (e)
AEROSPACE & DEFENSE - 1.83%
Bombardier, Inc. 7.125%, 06/15/2026 (b)(c)	$2,840,000	$2,829,699
Howmet Aerospace, Inc. 5.125%, 10/01/2024	1,014,000	1,010,223
TransDigm, Inc.
6.25%, 03/15/2026 (c)	24,030,000	24,011,391
7.50%, 03/15/2027	420,000	422,045
5.50%, 11/15/2027	4,327,000	4,241,563
Triumph Group, Inc. 9.00%, 03/15/2028 (c)	266,000	283,130
		32,798,051
AUTO RETAIL - 0.76%
Lithia Motors, Inc. 4.625%, 12/15/2027 (c)	5,910,000	5,688,314
Penske Automotive Group, Inc. 3.50%, 09/01/2025	8,259,000	8,018,174
		13,706,488
AUTOMOTIVE - 7.19%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (b)(c)	2,527,000	2,473,282
7.00%, 04/15/2028 (b)(c)	3,035,000	3,139,859
Allison Transmission, Inc. 4.75%, 10/01/2027 (c)	4,450,000	4,302,080
American Axle & Manufacturing, Inc.
6.25%, 03/15/2026	2,677,000	2,662,528
6.50%, 04/01/2027	7,732,000	7,769,037
Clarios Global, LP / Clarios U.S. Finance Co.
6.25%, 05/15/2026 (b)(c)	15,742,000	15,770,855
8.50%, 05/15/2027 (b)(c)	11,384,000	11,444,700
Dana Financing Luxembourg SARL 5.75%, 04/15/2025 (b)(c)	4,834,000	4,826,517
Dana, Inc. 5.375%, 11/15/2027	4,456,000	4,429,264
Ford Motor Credit Co., LLC
3.664%, 09/08/2024	1,855,000	1,826,199
5.125%, 06/16/2025	10,215,000	10,092,784
3.375%, 11/13/2025	8,955,000	8,576,324
8.299% (SOFR USD + 2.95%), 03/06/2026 (a)	3,675,000	3,775,249
6.95%, 06/10/2026	6,162,000	6,327,192
2.70%, 08/10/2026	4,195,000	3,888,770
3.815%, 11/02/2027	1,005,000	939,810
2.90%, 02/16/2028	1,770,000	1,591,937
Goodyear Tire & Rubber Co.
9.50%, 05/31/2025	7,100,000	7,208,949
5.00%, 05/31/2026	7,622,000	7,511,210
IHO Verwaltungs GmbH 4.75% Cash or 6.00% PIK, 09/15/2026 (b)(c)(f)	3,135,000	3,006,355
Jaguar Land Rover Automotive PLC 7.75%, 10/15/2025 (b)(c)	5,576,000	5,643,698
Patrick Industries, Inc. 7.50%, 10/15/2027 (c)	5,306,000	5,334,467
ZF North America Capital, Inc.
4.75%, 04/29/2025 (c)	3,790,000	3,749,189
6.875%, 04/14/2028 (c)	2,625,000	2,727,330
		129,017,585
BUILDING PRODUCTS - 0.23%
AmeriTex HoldCo Intermediate, LLC 10.25%, 10/15/2028 (c)	2,097,000	2,157,289
Eco Material Technologies, Inc. 7.875%, 01/31/2027 (c)	2,000,000	2,002,500
		4,159,789
CHEMICALS - 2.16%
Avient Corp. 5.75%, 05/15/2025 (c)	10,971,000	10,982,322
Celanese U.S. Holdings, LLC 6.05%, 03/15/2025	1,626,000	1,637,278
Consolidated Energy Finance SA 6.50%, 05/15/2026 (b)(c)	890,000	813,442
INEOS Finance PLC 6.75%, 05/15/2028 (b)(c)	3,845,000	3,788,339
Methanex Corp. 4.25%, 12/01/2024 (b)	4,906,000	4,829,408
NOVA Chemicals Corp. 4.875%, 06/01/2024 (b)(c)	7,987,000	7,924,781
Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028 (c)	2,635,000	2,798,518
SCIL IV, LLC / SCIL U.S.A. Holdings, LLC 5.375%, 11/01/2026 (c)	2,910,000	2,796,850
SNF Group SACA 3.125%, 03/15/2027 (b)(c)	2,617,000	2,384,899
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.375%, 09/01/2025 (b)(c)	1,018,000	886,408
		38,842,245
COMMERCIAL SERVICES - 3.13%
Allied Universal Holdco, LLC / Allied Universal Finance Corp. 6.625%, 07/15/2026 (c)	5,840,000	5,814,896
Aramark Services, Inc.
5.00%, 04/01/2025 (c)	10,360,000	10,289,409
5.00%, 02/01/2028 (c)	2,446,000	2,374,215
Brink's Co. 5.50%, 07/15/2025 (c)	5,365,000	5,343,785
Camelot Finance SA 4.50%, 11/01/2026 (b)(c)	4,625,000	4,521,601
Garda World Security Corp.
4.625%, 02/15/2027 (b)(c)	120,000	115,604
9.50%, 11/01/2027 (b)(c)	2,814,000	2,840,201
7.75%, 02/15/2028 (b)(c)	1,420,000	1,470,594
Iron Mountain, Inc.
4.875%, 09/15/2027 (c)	8,125,000	7,934,801
7.00%, 02/15/2029 (c)	1,504,000	1,546,856
OPENLANE, Inc. 5.125%, 06/01/2025 (c)	5,938,000	5,859,203
SS&C Technologies, Inc. 5.50%, 09/30/2027 (c)	2,985,000	2,943,259
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp. 5.75%, 06/01/2025 (c)	5,142,000	5,169,690
		56,224,114
CONSTRUCTION & ENGINEERING - 0.47%
Williams Scotsman International, Inc. 6.125%, 06/15/2025 (c)	8,333,000	8,358,249
ENVIRONMENTAL SERVICES - 2.18%
Clean Harbors, Inc. 4.875%, 07/15/2027 (c)	2,495,000	2,447,794
GFL Environmental, Inc.
4.25%, 06/01/2025 (b)(c)	9,493,000	9,358,790
3.75%, 08/01/2025 (b)(c)	10,665,000	10,420,815
5.125%, 12/15/2026 (b)(c)	1,055,000	1,044,528
Stericycle, Inc. 5.375%, 07/15/2024 (c)	15,956,000	15,917,546
		39,189,473
FINANCIALS: CONSUMER FINANCE - 2.26%
Ally Financial, Inc.
5.75%, 11/20/2025	3,022,000	3,015,941
7.10%, 11/15/2027	4,125,000	4,294,136
6.992% (SOFR USD + 3.26%), 06/13/2029 (a)	1,456,000	1,508,068
goeasy, Ltd.
4.375%, 05/01/2026 (b)(c)	2,390,000	2,303,732
9.25%, 12/01/2028 (b)(c)	3,261,000	3,485,552
Navient Corp.
5.875%, 10/25/2024	1,000,000	1,000,416
6.75%, 06/25/2025	5,830,000	5,905,049
OneMain Finance Corp.
6.875%, 03/15/2025	9,009,000	9,126,883
7.125%, 03/15/2026	2,000,000	2,039,174
3.50%, 01/15/2027	1,381,000	1,279,029
7.875%, 03/15/2030	2,507,000	2,583,165
SLM Corp. 3.125%, 11/02/2026	4,285,000	3,999,148
		40,540,293
FINANCIALS: DIVERSIFIED - 1.26%
Aircastle, Ltd.
4.125%, 05/01/2024 (b)	3,419,000	3,392,723
5.25%, 08/11/2025 (b)(c)	4,810,000	4,745,052
6.50%, 07/18/2028 (b)(c)	2,723,000	2,782,271
Block, Inc. 2.75%, 06/01/2026	4,154,000	3,920,284
Credit Acceptance Corp. 9.25%, 12/15/2028 (c)	1,050,000	1,121,032
Macquarie Airfinance Holdings, Ltd.
8.375%, 05/01/2028 (b)(c)	1,800,000	1,886,706
8.125%, 03/30/2029 (b)(c)	697,000	729,102
Starwood Property Trust, Inc.
3.75%, 12/31/2024 (c)	1,383,000	1,358,182
3.625%, 07/15/2026 (c)	2,809,000	2,663,382
		22,598,734
FINANCIALS: INSURANCE - 1.06%
Acrisure, LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025 (c)	5,342,000	5,332,714
10.125%, 08/01/2026 (c)	3,149,000	3,293,700
HUB International, Ltd. 7.00%, 05/01/2026 (c)	8,421,000	8,463,316
NFP Corp. 6.875%, 08/15/2028 (c)	1,910,000	1,942,660
		19,032,390
FINANCIALS: THRIFTS & MORTGAGES - 1.92%
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (c)	2,447,000	2,394,348
6.00%, 01/15/2027 (c)	5,731,000	5,693,920
PennyMac Financial Services, Inc.
5.375%, 10/15/2025 (c)	8,125,000	8,038,655
7.875%, 12/15/2029 (c)	1,195,000	1,231,966
Rocket Mortgage, LLC / Rocket Mortgage Co.-Issuer, Inc. 2.875%, 10/15/2026 (c)	9,416,000	8,694,217
United Wholesale Mortgage, LLC
5.50%, 11/15/2025 (c)	6,950,000	6,916,268
5.75%, 06/15/2027 (c)	1,470,000	1,442,269
		34,411,643
FOOD & BEVERAGE - 0.19%
B&G Foods, Inc. 5.25%, 04/01/2025	259,000	255,248
Post Holdings, Inc. 5.75%, 03/01/2027 (c)	3,240,000	3,219,219
		3,474,467
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.21%
Owens & Minor, Inc. 4.375%, 12/15/2024	3,870,000	3,816,884
HEALTHCARE: FACILITIES - 3.73%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028 (c)	3,000,000	2,965,636
Encompass Health Corp. 5.75%, 09/15/2025	1,885,000	1,879,034
HCA, Inc.
8.36%, 04/15/2024	3,846,000	3,868,989
5.375%, 02/01/2025	1,805,000	1,803,486
7.69%, 06/15/2025	658,000	680,301
7.58%, 09/15/2025	2,251,000	2,321,504
Heartland Dental, LLC / Heartland Dental Finance Corp. 10.50%, 04/30/2028 (c)	1,945,000	2,020,446
Legacy LifePoint Health, LLC 4.375%, 02/15/2027 (c)	512,000	473,837
ModivCare, Inc. 5.875%, 11/15/2025 (c)	4,460,000	4,409,245
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.75%, 12/01/2026 (c)	9,816,000	9,767,127
Select Medical Corp. 6.25%, 08/15/2026 (c)	5,993,000	6,028,545
Surgery Center Holdings, Inc.
6.75%, 07/01/2025 (c)	5,013,000	5,033,227
10.00%, 04/15/2027 (c)	3,852,000	3,900,728
Tenet Healthcare Corp.
4.875%, 01/01/2026	5,170,000	5,116,503
6.25%, 02/01/2027	16,630,000	16,723,062
		66,991,670
HEALTHCARE: LIFE SCIENCES - 1.15%
Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027 (c)	2,685,000	2,605,698
IQVIA, Inc.
5.00%, 10/15/2026 (c)	17,290,000	17,138,654
5.00%, 05/15/2027 (c)	909,000	892,730
		20,637,082
HEALTHCARE: MANAGED HEALTH CARE - 1.46%
Verscend Escrow Corp. 9.75%, 08/15/2026 (c)	25,946,000	26,137,507
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 1.67%
Bausch Health Cos., Inc.
5.50%, 11/01/2025 (b)(c)	3,694,000	3,382,577
9.00%, 12/15/2025 (b)(c)	4,744,000	4,437,917
Teva Pharmaceutical Finance Netherlands III B.V.
6.00%, 04/15/2024 (b)	8,534,000	8,513,780
7.125%, 01/31/2025 (b)	2,400,000	2,422,793
3.15%, 10/01/2026 (b)	12,135,000	11,245,387
		30,002,454
HEALTHCARE: REITs - 0.73%
MPT Operating Partnership, LP / MPT Finance Corp. 5.25%, 08/01/2026	9,059,000	8,106,142
Sabra Health Care, LP 5.125%, 08/15/2026	5,090,000	5,005,816
		13,111,958
INDUSTRIAL MACHINERY - 2.04%
EnPro Industries, Inc. 5.75%, 10/15/2026	6,489,000	6,429,315
Hillenbrand, Inc. 5.75%, 06/15/2025	2,105,000	2,104,484
Regal Rexnord Corp. 6.05%, 02/15/2026 (c)	7,441,000	7,528,063
TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027 (c)	2,855,000	2,807,489
WESCO Distribution, Inc. 7.125%, 06/15/2025 (c)	17,529,000	17,672,195
		36,541,546
LEISURE: CASINOS & GAMING - 8.43%
Boyd Gaming Corp. 4.75%, 12/01/2027	1,600,000	1,542,158
Caesars Entertainment, Inc.
6.25%, 07/01/2025 (c)	30,955,000	31,064,859
8.125%, 07/01/2027 (c)	7,727,000	7,928,374
Caesars Resort Collection, LLC / CRC Finco, Inc. 5.75%, 07/01/2025 (c)	12,075,000	12,078,421
Churchill Downs, Inc. 5.50%, 04/01/2027 (c)	12,155,000	12,036,466
International Game Technology PLC
6.50%, 02/15/2025 (b)(c)	4,529,000	4,536,976
4.125%, 04/15/2026 (b)(c)	13,642,000	13,267,412
6.25%, 01/15/2027 (b)(c)	4,505,000	4,574,449
Light & Wonder International, Inc. 7.00%, 05/15/2028 (c)	6,399,000	6,469,236
MGM Resorts International
6.75%, 05/01/2025	19,830,000	19,905,770
5.75%, 06/15/2025	8,169,000	8,143,090
4.625%, 09/01/2026	427,000	417,032
5.50%, 04/15/2027	1,385,000	1,374,863
Penn Entertainment, Inc. 5.625%, 01/15/2027 (c)	4,258,000	4,135,313
VICI Properties, LP / VICI Note Co., Inc.
5.625%, 05/01/2024 (c)	7,810,000	7,787,948
3.50%, 02/15/2025 (c)	1,865,000	1,818,478
4.625%, 06/15/2025 (c)	5,805,000	5,705,589
4.50%, 09/01/2026 (c)	2,405,000	2,329,666
4.25%, 12/01/2026 (c)	5,240,000	5,048,117
3.75%, 02/15/2027 (c)	1,255,000	1,185,826
		151,350,043
LEISURE: HOTELS - 7.81%
Carnival Corp. 9.875%, 08/01/2027 (b)(c)	9,045,000	9,503,518
Cedar Fair, LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025 (c)	12,871,000	12,813,901
5.375%, 04/15/2027	2,655,000	2,602,236
Hilton Domestic Operating Co., Inc. 5.375%, 05/01/2025 (c)	6,000,000	5,998,654
NCL Corp., Ltd.
3.625%, 12/15/2024 (b)(c)	4,255,000	4,140,659
5.875%, 02/15/2027 (b)(c)	3,270,000	3,244,209
8.375%, 02/01/2028 (b)(c)	1,305,000	1,383,688
8.125%, 01/15/2029 (b)(c)	880,000	919,489
Park Intermediate Holdings, LLC / PK Domestic Property, LLC / PK Finance Co.-Issuer 7.50%, 06/01/2025 (c)	11,471,000	11,543,148
RHP Hotel Properties, LP / RHP Finance Corp.
4.75%, 10/15/2027	4,315,000	4,170,988
7.25%, 07/15/2028 (c)	1,623,000	1,688,426
RLJ Lodging Trust, LP 3.75%, 07/01/2026 (c)	11,557,000	10,958,974
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026 (b)(c)	1,003,000	969,138
5.50%, 08/31/2026 (b)(c)	4,166,000	4,129,278
11.625%, 08/15/2027 (b)(c)	7,312,000	7,961,744
Sabre GLBL, Inc.
8.625%, 06/01/2027 (c)	4,496,000	4,087,675
11.25%, 12/15/2027 (c)	866,000	851,412
Service Properties Trust
4.50%, 03/15/2025	2,350,000	2,297,148
7.50%, 09/15/2025	3,820,000	3,866,608
5.25%, 02/15/2026	2,210,000	2,148,341
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	4,865,000	4,890,736
Travel + Leisure Co.
5.875%, 10/01/2025 (h)	3,498,000	3,504,538
6.625%, 07/31/2026 (c)	9,100,000	9,199,554
6.00%, 04/01/2027 (h)	2,810,000	2,803,208
TripAdvisor, Inc. 7.00%, 07/15/2025 (c)	12,327,000	12,368,727
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	12,287,000	12,237,483
		140,283,480
LEISURE: RESTAURANTS - 1.48%
1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025 (b)(c)	2,600,000	2,593,023
CEC Entertainment, LLC 6.75%, 05/01/2026 (c)	5,509,000	5,382,269
Dave & Buster's, Inc. 7.625%, 11/01/2025 (c)	4,152,000	4,208,260
IRB Holding Corp. 7.00%, 06/15/2025 (c)	14,371,000	14,382,209
		26,565,761
MEDIA: BROADCASTING - 2.24%
Graham Holdings Co. 5.75%, 06/01/2026 (c)	3,645,000	3,620,633
Nexstar Media, Inc. 5.625%, 07/15/2027 (c)	1,363,000	1,318,961
Sirius XM Radio, Inc.
3.125%, 09/01/2026 (c)	4,478,000	4,212,951
5.00%, 08/01/2027 (c)	12,551,000	12,123,482
TEGNA, Inc. 4.75%, 03/15/2026 (c)	3,590,000	3,496,846
Univision Communications, Inc.
5.125%, 02/15/2025 (c)	5,219,000	5,204,049
6.625%, 06/01/2027 (c)	10,172,000	10,150,650
		40,127,572
MEDIA: CABLE & SATELLITE - 3.12%
C&W Senior Financing DAC 6.875%, 09/15/2027 (b)(c)	5,285,000	4,929,266
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (c)	17,381,000	17,277,180
5.125%, 05/01/2027 (c)	3,165,000	3,056,264
Connect Finco SARL / Connect U.S. Finco, LLC 6.75%, 10/01/2026 (b)(c)	5,290,000	5,263,684
CSC Holdings, LLC 5.50%, 04/15/2027 (c)	5,300,000	4,905,094
Directv Financing, LLC / Directv Financing Co.-Obligor, Inc. 5.875%, 08/15/2027 (c)	4,474,000	4,210,211
DISH DBS Corp. 5.875%, 11/15/2024	6,365,000	5,973,856
Hughes Satellite Systems Corp.
5.25%, 08/01/2026	1,043,000	918,871
6.625%, 08/01/2026	2,418,000	1,908,660
Sable International Finance, Ltd. 5.75%, 09/07/2027 (b)(c)	2,000,000	1,891,080
Viasat, Inc. 5.625%, 09/15/2025 (c)	5,843,000	5,702,899
		56,037,065
MEDIA: DIVERSIFIED - 0.6%
Match Group Holdings II, LLC 5.00%, 12/15/2027 (c)	4,560,000	4,458,743
Outfront Media Capital, LLC / Outfront Media Capital Corp. 5.00%, 08/15/2027 (c)	6,530,000	6,323,453
		10,782,196
MEDIA: ENTERTAINMENT - 1.33%
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (c)	11,376,000	11,283,513
5.625%, 03/15/2026 (c)	9,423,000	9,345,402
6.50%, 05/15/2027 (c)	500,000	509,056
4.75%, 10/15/2027 (c)	2,925,000	2,807,122
		23,945,093
METALS & MINING - 0.43%
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026 (c)	7,670,000	7,695,418
MIDSTREAM: STORAGE & TRANSPORT - 3.6%
Antero Midstream Partners, LP / Antero Midstream Finance Corp. 7.875%, 05/15/2026 (c)	5,673,000	5,825,184
Buckeye Partners, LP
4.35%, 10/15/2024	3,460,000	3,394,129
4.125%, 03/01/2025 (c)	4,856,000	4,740,986
3.95%, 12/01/2026	1,139,000	1,077,318
Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.
5.75%, 04/01/2025	2,505,000	2,507,568
5.625%, 05/01/2027 (c)	1,799,000	1,794,053
EQM Midstream Partners, LP
4.00%, 08/01/2024	6,079,000	6,026,043
6.00%, 07/01/2025 (c)	3,214,000	3,215,236
7.50%, 06/01/2027 (c)	3,695,000	3,803,238
Genesis Energy, LP / Genesis Energy Finance Corp. 6.25%, 05/15/2026	2,183,000	2,182,936
NuStar Logistics, LP 5.75%, 10/01/2025	8,734,000	8,676,356
Sunoco, LP / Sunoco Finance Corp.
6.00%, 04/15/2027	2,341,000	2,348,969
7.00%, 09/15/2028 (c)	5,497,000	5,673,552
Tallgrass Energy Partners, LP / Tallgrass Energy Finance Corp. 7.50%, 10/01/2025 (c)	2,630,000	2,645,898
Venture Global LNG, Inc.
8.125%, 06/01/2028 (c)	5,542,000	5,601,654
9.50%, 02/01/2029 (c)	4,896,000	5,182,597
		64,695,717
PACKAGING - 2.61%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
5.25%, 04/30/2025 (b)(c)	6,385,000	6,214,798
4.125%, 08/15/2026 (b)(c)	4,879,000	4,456,210
Ball Corp. 5.25%, 07/01/2025	3,480,000	3,478,880
Berry Global, Inc.
4.50%, 02/15/2026 (c)	5,140,000	5,007,658
4.875%, 07/15/2026 (c)	7,701,000	7,572,485
Crown Americas, LLC / Crown Americas Capital Corp. VI 4.75%, 02/01/2026	5,420,000	5,372,183
LABL, Inc. 6.75%, 07/15/2026 (c)	6,916,000	6,732,928
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/2026 (c)	1,744,000	1,776,253
9.25%, 04/15/2027 (c)	1,647,000	1,618,354
Owens-Brockway Glass Container, Inc. 6.625%, 05/13/2027 (c)	3,627,000	3,631,524
Sealed Air Corp.
5.50%, 09/15/2025 (c)	205,000	205,204
4.00%, 12/01/2027 (c)	810,000	760,752
		46,827,229
REAL ESTATE: HOMEBUILDING - 0.29%
Shea Homes, LP / Shea Homes Funding Corp. 4.75%, 02/15/2028	582,000	547,804
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, 06/15/2024	2,670,000	2,673,057
Tri Pointe Homes, Inc. 5.25%, 06/01/2027	2,075,000	2,041,043
		5,261,904
RETAIL: FOOD & DRUG - 1.69%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, LP / Albertsons, LLC
3.25%, 03/15/2026 (c)	3,565,000	3,364,955
7.50%, 03/15/2026 (c)	13,344,000	13,597,242
4.625%, 01/15/2027 (c)	2,325,000	2,262,269
6.50%, 02/15/2028 (c)	5,260,000	5,317,423
U.S. Foods, Inc. 6.875%, 09/15/2028 (c)	3,278,000	3,378,342
Walgreens Boots Alliance, Inc. 3.80%, 11/18/2024	2,500,000	2,456,347
		30,376,578
RETAILING - 0.52%
Bath & Body Works, Inc. 9.375%, 07/01/2025 (c)	4,552,000	4,810,827
PetSmart, Inc. / PetSmart Finance Corp. 4.75%, 02/15/2028 (c)	4,716,000	4,452,750
		9,263,577
TECHNOLOGY HARDWARE - 0.75%
CDW, LLC / CDW Finance Corp. 4.125%, 05/01/2025	5,065,000	4,962,130
Presidio Holdings, Inc. 8.25%, 02/01/2028 (c)	3,175,000	3,210,919
Western Digital Corp. 4.75%, 02/15/2026	5,356,000	5,260,171
		13,433,220
TECHNOLOGY: SOFTWARE & SERVICES - 3.8%
Boxer Parent Co., Inc.
7.125%, 10/02/2025 (c)	10,157,000	10,222,310
9.125%, 03/01/2026 (c)	3,282,000	3,297,384
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026 (c)	4,975,000	4,735,255
6.50%, 10/15/2028 (c)	2,000,000	1,816,171
Gen Digital, Inc.
5.00%, 04/15/2025 (c)	18,275,000	18,108,606
6.75%, 09/30/2027 (c)	6,773,000	6,892,185
Go Daddy Operating Co., LLC / GD Finance Co., Inc. 5.25%, 12/01/2027 (c)	1,275,000	1,250,549
Open Text Corp. 6.90%, 12/01/2027 (b)(c)	4,905,000	5,103,064
PTC, Inc. 3.625%, 02/15/2025 (c)	8,277,000	8,103,132
Shift4 Payments, LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/2026 (c)	8,883,000	8,643,470
		68,172,126
TELECOM SERVICES: DIVERSIFIED - 1.77%
Altice France SA/France 8.125%, 02/01/2027 (b)(c)	2,415,000	2,227,979
Cogent Communications Group, Inc. 3.50%, 05/01/2026 (c)	3,857,000	3,695,739
Iliad Holding SASU 6.50%, 10/15/2026 (b)(c)	7,788,000	7,778,331
Northwest Fiber, LLC / Northwest Fiber Finance Sub, Inc. 4.75%, 04/30/2027 (c)	3,155,000	3,015,533
SBA Communications Corp. 3.875%, 02/15/2027	2,500,000	2,403,208
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital, LLC 10.50%, 02/15/2028 (c)	1,049,000	1,064,272
Videotron, Ltd.
5.375%, 06/15/2024 (b)(c)	3,510,000	3,494,784
5.125%, 04/15/2027 (b)(c)	8,187,000	8,071,113
		31,750,959
TELECOM SERVICES: WIRELESS - 0.13%
Sprint Capital Corp. 6.875%, 11/15/2028	1,578,000	1,709,829
Sprint, LLC 7.625%, 03/01/2026	660,000	689,600
		2,399,429
TRANSPORTATION - 1.76%
Mileage Plus Holdings, LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.50%, 06/20/2027 (c)	4,960,900	4,978,836
Uber Technologies, Inc.
8.00%, 11/01/2026 (c)	18,160,000	18,509,616
7.50%, 09/15/2027 (c)	1,690,000	1,751,271
XPO Escrow Sub, LLC 7.50%, 11/15/2027 (c)	2,247,000	2,320,769
XPO, Inc. 6.25%, 06/01/2028 (c)	3,925,000	3,979,314
		31,539,806
UTILITIES: POWER - 2.7%
Calpine Corp. 5.25%, 06/01/2026 (c)	7,458,000	7,357,882
NextEra Energy Operating Partners, LP
4.25%, 07/15/2024 (c)	5,553,000	5,492,211
4.25%, 09/15/2024 (c)	72,000	69,866
NRG Energy, Inc.
3.75%, 06/15/2024 (c)	4,354,000	4,304,857
6.625%, 01/15/2027	5,815,000	5,830,712
Vistra Operations Co., LLC
4.875%, 05/13/2024 (c)	2,430,000	2,419,307
3.55%, 07/15/2024 (c)	570,000	562,099
5.50%, 09/01/2026 (c)	6,639,000	6,570,575
5.625%, 02/15/2027 (c)	10,641,000	10,502,571
5.00%, 07/31/2027 (c)	5,520,000	5,378,487
		48,488,567
UTILITIES: PROPANE - 1.69%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.50%, 05/20/2025	12,573,000	12,408,516
5.875%, 08/20/2026	7,030,000	6,961,987
5.75%, 05/20/2027	4,418,000	4,297,998
9.375%, 06/01/2028 (c)	3,531,000	3,651,117
Ferrellgas, LP / Ferrellgas Finance Corp. 5.375%, 04/01/2026 (c)	1,900,000	1,862,176
Suburban Propane Partners, LP/Suburban Energy Finance Corp. 5.875%, 03/01/2027	1,177,000	1,176,695
		30,358,489
TOTAL CORPORATE BONDS (Cost $1,476,231,653)		1,478,946,851

CONVERTIBLE BONDS - 1.22%
LEISURE: HOTELS - 0.12%
Expedia Group, Inc. 4.953%, 02/15/2026 (i)	900,000	855,450
TripAdvisor, Inc. 0.25%, 04/01/2026	1,527,000	1,345,745
		2,201,195
TECHNOLOGY HARDWARE - 0.09%
Enphase Energy, Inc. 6.896%, 03/01/2026 (i)	1,640,000	1,502,240
TECHNOLOGY: SOFTWARE & SERVICES - 0.72%
DigitalOcean Holdings, Inc. 8.114%, 12/01/2026 (i)	9,522,000	7,897,547
DocuSign, Inc. 5.125%, 01/15/2024 (i)	2,440,000	2,440,056
Splunk, Inc. 1.125%, 06/15/2027	2,540,000	2,472,690
		12,810,293
TELECOM SERVICES: DIVERSIFIED - 0.26%
Liberty Latin America, Ltd. 2.00%, 07/15/2024 (b)	4,884,000	4,713,060
TRANSPORTATION - 0.03%
Spirit Airlines, Inc. 1.00%, 05/15/2026	853,000	595,394
TOTAL CONVERTIBLE BONDS (Cost $21,405,531)		21,822,182

BANK LOANS - 11.74% (j)
AEROSPACE & DEFENSE - 0.31%
Transdigm, Inc., Senior Secured First Lien Term Loan 8.598% (3 Month SOFR USD + 3.25%), 08/24/2028 (a)	5,468,694	5,500,439
AUTO RETAIL - 0.53%
LS Group Opco Acquisition, LLC, Senior Secured First Lien Term Loan 8.71% (1 Month SOFR USD + 3.25%, 0.750% Floor), 11/02/2027 (a)	5,998,888	6,007,646
Mavis Tire Express Services Topco Corp., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%, 0.750% Floor), 05/04/2028 (a)	3,491,049	3,501,958
		9,509,604
AUTOMOTIVE - 0.11%
Adient U.S., LLC, Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%), 04/10/2028 (a)	2,000,000	2,009,790
BUILDING PRODUCTS - 0.22%
Standard Industries, Inc., Senior Secured First Lien Term Loan 7.699%, 05/27/2027 (a)(e)(g)	3,983,978	3,997,145
COMMERCIAL SERVICES - 1.38%
AlixPartners, LLP, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%, 0.500% Floor), 02/04/2028 (a)	4,488,459	4,503,608
Camelot U.S. Acquisition 1 Co.
Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%), 10/30/2026 (a)	1,242,412	1,245,673
Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 1.000% Floor), 10/30/2026 (a)	4,749,208	4,763,456
Dun & Bradstreet Corp., Senior Secured First Lien Term Loan 8.205% (1 Month SOFR USD + 2.75%), 02/06/2026 (a)	7,390,912	7,415,191
Garda World Security Corp., Senior Secured First Lien Term Loan 9.725% (3 Month SOFR USD + 4.25%), 10/30/2026 (a)	6,842,824	6,863,695
		24,791,623
CONSTRUCTION & ENGINEERING - 0.12%
Api Group DE, Inc., Senior Secured First Lien Term Loan 7.72% (1 Month SOFR USD + 2.25%), 10/01/2026 (a)	2,066,661	2,072,571
CONSUMER DISCRETIONARY - 0.50%
Wand NewCo 3, Inc., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%), 02/05/2026 (a)	9,004,915	9,042,646
ENVIRONMENTAL SERVICES - 0.00%
GFL Environmental, Inc., Senior Secured First Lien Term Loan 7.912% (3 Month SOFR USD + 2.50%, 0.500% Floor), 05/31/2027 (a)	29,006	29,147
FINANCIALS: DIVERSIFIED - 0.26%
Castlelake Aviation One, LLC
Senior Secured First Lien Term Loan 8.146% (3 Month SOFR USD + 2.50%, 0.500% Floor), 10/22/2026 (a)	3,076,663	3,086,493
Senior Secured First Lien Term Loan 8.421% (3 Month LIBOR USD + 2.75%, 0.500% Floor), 10/22/2026 (a)	2,856	2,865
Edelman Financial Engines Centre, LLC, Senior Secured Second Lien Term Loan 12.22% (1 Month SOFR USD + 6.75%), 07/20/2026 (a)	1,603,607	1,606,614
		4,695,972
FINANCIALS: INSURANCE - 0.44%
Acrisure, LLC
Senior Secured First Lien Term Loan 9.15% (1 Month LIBOR USD + 3.50%), 02/16/2027 (a)	2,417,915	2,417,274
Senior Secured First Lien Term Loan 9.689% (1 Month LIBOR USD + 4.25%, 0.500% Floor), 02/16/2027 (a)	1,575,990	1,582,885
AssuredPartners, Inc., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.500% Floor), 02/12/2027 (a)	1,236,792	1,243,198
NFP Corp., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%), 02/15/2027 (a)	2,708,919	2,726,066
		7,969,423
HEALTHCARE: EQUIPMENT & SUPPLIES - 0.59%
Insulet Corp., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2028 (a)	912,666	917,229
Medline Borrower, LP, Senior Secured First Lien Term Loan 8.47% (1 Month SOFR USD + 3.00%, 0.500% Floor), 10/23/2028 (a)	4,801,019	4,830,641
Navicure, Inc., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%), 10/22/2026 (a)	4,768,750	4,792,594
		10,540,464
HEALTHCARE: FACILITIES - 0.31%
Select Medical Corp., Senior Secured First Lien Term Loan 8.356% (1 Month SOFR USD + 3.00%), 03/06/2027 (a)	3,221,657	3,227,698
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan 8.856% (1 Month SOFR USD + 3.50%), 12/05/2030 (a)	2,388,000	2,400,692
		5,628,390
HEALTHCARE: MANAGED HEALTH CARE - 0.87%
Verscend Holding Corp., Senior Secured First Lien Term Loan 9.47% (1 Month SOFR USD + 4.00%), 08/27/2025 (a)	15,607,059	15,678,539
HEALTHCARE: PHARMACEUTICALS & BIOTECHNOLOGY - 0.54%
Jazz Pharmaceuticals, Inc., Senior Secured First Lien Term Loan 8.97% (1 Month SOFR USD + 3.50%, 0.500% Floor), 05/05/2028 (a)	9,576,723	9,638,541
INDUSTRIAL MACHINERY - 0.62%
TK Elevator Midco GMBH, Senior Secured First Lien Term Loan 9.381% (6 Month SOFR USD + 3.50%, 0.500% Floor), 07/30/2027 (a)	7,312,064	7,337,656
Vertiv Group Corp., Senior Secured First Lien Term Loan 7.974% (1 Month SOFR USD + 2.50%), 03/02/2027 (a)	3,724,586	3,741,589
		11,079,245
LEISURE: HOTELS - 0.05%
Carnival Corp., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.750% Floor), 10/18/2028 (a)	412,949	414,155
Sabre GLBL, Inc., Senior Secured First Lien Term Loan 10.456% (1 Month SOFR USD + 5.00%, 0.500% Floor), 06/30/2028 (a)	436,605	390,325
		804,480
LEISURE: RESTAURANTS - 0.40%
IRB Holding Corp., Senior Secured First Lien Term Loan 8.456% (1 Month SOFR USD + 3.00%, 0.750% Floor), 12/15/2027 (a)	7,205,763	7,226,336
MEDIA: BROADCASTING - 0.32%
Univision Communications, Inc., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.750% Floor), 03/13/2026 (a)	5,696,536	5,714,366
MEDIA: CABLE & SATELLITE - 0.28%
Charter Communications Operating, LLC., Senior Secured First Lien Term Loan 7.133% (3 Month SOFR USD + 1.75%), 02/01/2027 (a)	4,986,979	4,993,238
MEDIA: ENTERTAINMENT - 0.92%
Playtika Holding Corp., Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%), 03/13/2028 (a)	5,697,989	5,702,462
UFC Holdings, LLC, Senior Secured First Lien Term Loan 8.399% (3 Month SOFR USD + 2.75%, 0.750% Floor), 04/29/2026 (a)	3,784,427	3,803,084
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 8.22% (1 Month SOFR USD + 2.75%), 05/16/2025 (a)	6,907,883	6,934,893
		16,440,439
RETAILING - 0.26%
PetSmart, Inc., Senior Secured First Lien Term Loan 9.206% (1 Month SOFR USD + 3.75%, 0.750% Floor), 02/11/2028 (a)	4,780,354	4,734,941
TECHNOLOGY HARDWARE - 0.28%
Presidio Holdings, Inc.
Senior Secured First Lien Term Loan 8.956% (1 Month SOFR USD + 3.50%), 01/22/2027 (a)	91,596	91,896
Senior Secured First Lien Term Loan 8.983% (3 Month SOFR USD + 3.50%), 01/22/2027 (a)	2,956,327	2,966,024
Synaptics, Inc., Senior Secured First Lien Term Loan 7.875% (3 Month SOFR USD + 2.25%, 0.500% Floor), 12/04/2028 (a)	1,994,898	1,989,911
		5,047,831
TECHNOLOGY: SOFTWARE & SERVICES - 1.55%
Boxer Parent Co., Inc., Senior Secured First Lien Term Loan 9.598%, 12/31/2028 (a)(g)	4,200,000	4,236,225
Open Text Corp., Senior Secured First Lien Term Loan 7.206% (1 Month SOFR USD + 1.75%), 05/30/2025 (a)	5,384,803	5,400,499
Proofpoint, Inc., Senior Secured First Lien Term Loan 8.72% (1 Month SOFR USD + 3.25%, 0.500% Floor), 08/31/2028 (a)	1,735,859	1,738,810
SolarWinds Holdings, Inc., Senior Secured First Lien Term Loan 9.106% (1 Month SOFR USD + 3.75%), 02/05/2027 (a)	4,963,953	4,981,898
UKG, Inc.
Senior Secured First Lien Term Loan 8.764% (3 Month SOFR USD + 3.25%, 0.500% Floor), 05/04/2026 (a)	7,033,107	7,061,169
Senior Secured First Lien Term Loan 9.233% (3 Month SOFR USD + 3.75%), 05/04/2026 (a)	4,052,138	4,066,807
Senior Secured First Lien Term Loan 9.988% (3 Month SOFR USD + 4.50%, 0.500% Floor), 05/04/2026 (a)	325,365	327,169
		27,812,577
TRANSPORTATION - 0.75%
AAdvantage Loyalty IP, Ltd., Senior Secured First Lien Term Loan 10.427% (3 Month SOFR USD + 4.75%, 0.750% Floor), 04/20/2028 (a)	5,027,291	5,172,228
Kenan Advantage Group, Inc., Senior Secured First Lien Term Loan 9.22% (1 Month SOFR USD + 3.75%, 0.750% Floor), 03/24/2026 (a)	980,821	979,021
Mileage Plus Holdings, LLC, Senior Secured First Lien Term Loan 10.77% (3 Month SOFR USD + 5.25%, 1.000% Floor), 06/21/2027 (a)	4,462,273	4,621,643
SkyMiles IP, Ltd., Senior Secured First Lien Term Loan 9.166% (3 Month SOFR USD + 3.75%, 1.000% Floor), 10/20/2027 (a)	2,692,883	2,761,606
		13,534,498
UTILITIES: POWER - 0.13%
Calpine Corp., Senior Secured First Lien Term Loan 7.97% (1 Month SOFR USD + 2.50%), 12/16/2027 (a)	2,245,000	2,252,105
TOTAL BANK LOANS (Cost $209,441,119)		210,744,350
	Shares
MONEY MARKET FUND - 5.61%
First American Government Obligations Fund - Class X, 5.29% (d)	100,802,119	100,802,119
TOTAL MONEY MARKET FUND (Cost $100,802,119)		100,802,119

Total Investments (Cost $1,807,880,422) - 100.95%		1,812,315,502
Liabilities in Excess of Other Assets - (0.95%)		(17,079,702)
TOTAL NET ASSETS - 100.00%		$1,795,235,800

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of December 31, 2023.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other
"qualified institutional buyers." As of December 31, 2023, the value of these investments was $1,119,771,317 or 62.37% of total net assets.
(d)	Rate shown is the 7-day annualized yield as of December 31, 2023.
(e)	All or a portion is posted as collateral for delayed settlement securities.
(f)	Security has the ability to pay in kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(g)	Final terms of the bank loan are not yet known, so reference index and spread information may not be presented.
(h)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rates presented are the rates in effect as of December 31, 2023.
(i)	Zero-coupon security. Rate shown is the weighted average amortized yield as of December 31, 2023.
(j)
Rates for senior loans will typically have interest rates that redetermine periodically by reference to a base lending rate plus a spread.  Senior loans that reference SOFR may be subject to a credit spread adjustment, particularly to legacy LIBOR bank loans that have transitioned to SOFR as the base lending rate.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at December 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2023:
Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$1,478,946,851	$-	$1,478,946,851
Convertible Bonds	-	21,822,182	-	21,822,182
Bank Loans	-	210,744,350	-	210,744,350
Total Fixed Income	-	1,711,513,383	-	1,711,513,383
Money Market Fund	100,802,119	-	-	100,802,119
Total Investments	$100,802,119	$1,711,513,383	$-	$1,812,315,502

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.